RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of restated financial information

	Impact of correction of error
Nine months ended September 30, 2024 (Unaudited)	As previously reported	Adjustments	As restated

Net cash used in operating activities of continuing operations	$(3,996,905)	$1,953,667	$(2,043,238)
Net cash provided by financing activities of continuing operations	$4,968,250	$(1,953,667)	$3,014,583